Share Capital and Dividends - Transaction Activity Related to Class of Shares (Details) - CAD ($) $ in Thousands	5 Months Ended	7 Months Ended
	Mar. 31, 2019	Oct. 31, 2018
Disclosure of classes of share capital [line items]
Balance (in shares)	55,665,476
Class A
Disclosure of classes of share capital [line items]
Balance (in shares)		12,009,378
Issued in relation to dividends and employee compensation (in shares)		455,378
Issued for private placement (in shares)		11,736,055
Redeemed (in shares)		(95,970)
Share-based compensation on shares vested during the period, issued on business acquisitions (in shares)		0
Balance (in shares)		24,104,841
Beginning balance		$ 30,948
Issued in relation to dividends and employee compensation		2,051
Issued for private placement (Note 3)		50,761
Redeemed		(252)
Share-based compensation on shares vested during the period, issued on business acquisitions		807
Ending balance		$ 84,315
Class AA
Disclosure of classes of share capital [line items]
Balance (in shares)		7,100,369
Issued in relation to dividends and employee compensation (in shares)		68,615
Issued for private placement (in shares)		0
Redeemed (in shares)		0
Share-based compensation on shares vested during the period, issued on business acquisitions (in shares)		0
Balance (in shares)		7,168,984
Beginning balance		$ 3,206
Issued in relation to dividends and employee compensation		309
Issued for private placement (Note 3)		0
Redeemed		0
Share-based compensation on shares vested during the period, issued on business acquisitions		0
Ending balance		$ 3,515